Deposit on Farmland	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Deposit on Farmland

5. Deposit on Farmland

At December 31, 2022, the Company’s deposit on farmland balance was $4.9 million. During the six months ended June 30, 2023, the Company gave an additional $3.9 million deposit, totaling $8.8 million deposit on farmland balance. Deposit on farmland consists of funds paid as a deposit with the intent to acquire farmland in Africa by our Sadot Agri-Foods subsidiary. The Company has entered into a letter of intent with a deposit to purchase developed farmland. The Company is still in final negotiations awaiting government approval with the intent to finalize the agreement by the end of the third quarter of 2023.

On May 16, 2023, the Company through its wholly owned subsidiary, Sadot Agri-Foods, entered into the “Variation Agreement with ZPG and Cropit pursuant to which ZPG assigned all of its rights, liabilities and obligations of the Put Land Agreement to Sadot Agri-Foods, which provided ZPG with a one year call option to acquire 70% of the Farm for a purchase price of approximately $8.5 million USD. The Put Land Agreement further provides that Cropit will continue to retain 30% of the Farm and that following closing, Cropit and the purchaser will form a special purpose vehicle in which both parties will contribute their ownership interest in the Farm to the special purpose vehicle for their respective percentage interest.

On May 16, 2023, Sadot Agri-Foods and Cropit entered into Joint Venture Shareholders Agreement pursuant to which the parties agreed to form Sadot Zambia with Sadot Agri-Foods holding 70% of the equity and Cropit holding 30% of the equity. Following its formation, Sadot Zambia will hold 100% of the Farm. Sadot Agri-Foods and Cropit will each have the right to appoint one director to the Board of Directors of Sadot Zambia. Further, upon formation, Sadot Agri-Foods contributed $3.5 million into escrow for the primary purpose of discharging a loan secured by the Farm held by ABSA Bank.

On May 16, 2023, Sadot Agri-Foods and the Escrow Agent entered into an Escrow Agreement pursuant to which the Escrow Agent will hold all documentation required to allot Sadot Agri-Foods 70% of Sadot Zambia, documentation required to transfer the Farm to Sadot Zambia and USD $3.5 million contributed by Sadot Agri-Foods. At closing, the Escrow Agent will release the required funds to ABSA Bank and release the required documentation with respect to the allocation of Sadot Agri-Foods’ interest in Sadot Zambia and the transfer of the Farm. Closing is subject to obtaining clearance from the Zambian Competition and Consumer Protection Commission.

Muscle Maker, Inc.

Notes to the Condensed Consolidated Financial Statements (Unaudited)

NOTE 5 – DEPOSIT ON FARMLAND

At December 31, 2022, the Company’s deposit on farmland balance was $4,914,191. Deposit on farmland consists of funds paid as a deposit with the intent to acquire farmland in Africa by our Sadot subsidiary. The Company has entered into a letter of intent with a deposit to purchase undeveloped farmland. The Company is still in final negotiations with the intent to finalize the agreement by the end of the second quarter of 2023.